UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

ABBSS-U.S. Large Cap Portfolio

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Equity - 100.4%
U.S. Large Cap Growth Portfolio	3,207,673	$26,559,531
U.S. Value Portfolio	4,085,989	26,599,789

Total Investments - 100.4% (cost $62,264,616) (a)		53,159,320
Other assets less liabilities - (0.4)%		(234,933)

Net Assets - 100.0%		$52,924,387

(a)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(9,105,296), resulting in net unrealized depreciation of $(9,105,296).

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of
May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$53,159,320		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$53,159,320		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein 2000 Retirement Strategy

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Fixed Income - 52.1%
High Yield Portfolio	93,982	$723,661
Inflation Protected Securities Portfolio	354,440	3,484,144
Intermediate Duration Bond Portfolio	464,716	4,442,684
Short Duration Bond Portfolio	425,589	3,868,604

		12,519,093

The AllianceBernstein Pooling Portfolios - Equity - 48.3%
Global Real Estate Investment Portfolio	399,804	2,578,736
International Growth Portfolio	180,460	1,371,495
International Value Portfolio	205,059	1,365,695
Small-Mid Cap Growth Portfolio	58,369	524,738
Small-Mid Cap Value Portfolio	74,763	536,799
U.S. Large Cap Growth Portfolio	313,397	2,594,930
U.S. Value Portfolio	402,074	2,617,503

		11,589,896

Total Investments - 100.4% (cost $25,924,598) (a)		24,108,989
Other assets less liabilities - (0.4)%		-90,048

Net Assets - 100.0%		$24,018,941

(a)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,468 and gross unrealized depreciation of investments was $(1,855,077), resulting in net unrealized depreciation of $(1,815,609).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the Strategy’s total exposure to subprime investments was 1.16% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$24,108,989		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$24,108,989		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein 2005 Retirement Strategy

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Equity - 58.5%
Global Real Estate Investment Portfolio	669,840	$4,320,465
International Growth Portfolio	397,752	3,022,914
International Value Portfolio	453,785	3,022,210
Small-Mid Cap Growth Portfolio	139,793	1,256,737
Small-Mid Cap Value Portfolio	182,122	1,307,636
U.S. Large Cap Growth Portfolio	666,431	5,518,047
U.S. Value Portfolio	850,078	5,534,008

		23,982,017

The AllianceBernstein Pooling Portfolios - Fixed Income - 41.7%
High Yield Portfolio	298,809	2,300,830
Inflation Protected Securities Portfolio	590,294	5,802,588
Intermediate Duration Bond Portfolio	638,833	6,107,242
Short Duration Bond Portfolio	318,892	2,898,733

		17,109,393

Total Investments - 100.2% (cost $48,378,269) (a)		41,091,410
Other assets less liabilities - (0.2)%		(64,155)

Net Assets - 100.0%		$41,027,255

(a)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(7,286,859), resulting in net unrealized depreciation of $(7,286,859).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the Strategy’s total exposure to subprime investments was 0.59% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$41,091,410		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$41,091,410		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein 2010 Retirement Strategy

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios - Equity - 67.7%
Global Real Estate Investment Portfolio	2,601,981	$16,782,776
International Growth Portfolio	1,823,911	13,861,723
International Value Portfolio	2,102,925	14,005,477
Small-Mid Cap Growth Portfolio	698,984	6,283,869
Small-Mid Cap Value Portfolio	890,986	6,397,282
U.S. Large Cap Growth Portfolio	2,965,353	24,553,126
U.S. Value Portfolio	3,856,183	25,103,754

		106,988,007

The AllianceBernstein Pooling Portfolios - Fixed Income - 32.3%
High Yield Portfolio	1,497,566	11,531,256
Inflation Protected Securities Portfolio	1,983,981	19,502,535
Intermediate Duration Bond Portfolio	2,102,273	20,097,731

		51,131,522

Total Investments - 100.0% (cost $206,988,017) (a)		158,119,529
Other assets less liabilities - 0.0%		5,159

Net Assets - 100.0%		$158,124,688

(a)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(48,868,488), resulting in net unrealized depreciation of $(48,868,488).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the Strategy’s total exposure to subprime investments was 0.15% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$158,119,529		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$158,119,529		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein 2015 Retirement Strategy

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.6%
The AllianceBernstein Pooling Portfolios - Equity - 73.8%
Global Real Estate Investment Portfolio	4,211,624	$27,164,975
International Growth Portfolio	3,273,344	24,877,414
International Value Portfolio	3,838,048	25,561,402
Small-Mid Cap Growth Portfolio	1,365,739	12,277,990
Small-Mid Cap Value Portfolio	1,782,495	12,798,316
U.S. Large Cap Growth Portfolio	5,255,805	43,518,070
U.S. Value Portfolio	6,773,576	44,095,978

		190,294,145

The AllianceBernstein Pooling Portfolios - Fixed Income - 25.8%
High Yield Portfolio	2,329,210	17,934,914
Inflation Protected Securities Portfolio	2,032,515	19,979,626
Intermediate Duration Bond Portfolio	3,003,346	28,711,984

		66,626,524

Total Investments - 99.6% (cost $349,477,819) (a)		256,920,669
Other assets less liabilities - 0.4%		1,135,360

Net Assets - 100.0%		$258,056,029

(a)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(92,557,150), resulting in net unrealized depreciation of $(92,557,150).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the Strategy’s total exposure to subprime investments was 0.13% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$256,920,669		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$256,920,669		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein 2020 Retirement Strategy

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.6%
The AllianceBernstein Pooling Portfolios - Equity - 80.5%
Global Real Estate Investment Portfolio	5,113,328	$32,980,962
International Growth Portfolio	4,448,646	33,809,706
International Value Portfolio	5,052,495	33,649,614
Small-Mid Cap Growth Portfolio	1,932,639	17,374,424
Small-Mid Cap Value Portfolio	2,459,451	17,658,861
U.S. Large Cap Growth Portfolio	6,913,180	57,241,132
U.S. Value Portfolio	8,931,611	58,144,786

		250,859,485

The AllianceBernstein Pooling Portfolios - Fixed Income - 19.1%
High Yield Portfolio	2,832,660	21,811,486
Inflation Protected Securities Portfolio	946,135	9,300,505
Intermediate Duration Bond Portfolio	2,956,687	28,265,929

		59,377,920

Total Investments - 99.6% (cost $436,903,252) (a)		310,237,405
Other assets less liabilities - 0.4%		1,280,604

Net Assets - 100.0%		$311,518,009

(a)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(126,665,847), resulting in net unrealized depreciation of $(126,665,847).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the Strategy’s total exposure to subprime investments was 0.11% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$310,237,405		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$310,237,405		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein 2025 Retirement Strategy

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.5%
The AllianceBernstein Pooling Portfolios - Equity - 86.4%
Global Real Estate Investment Portfolio	3,867,171	$24,943,255
International Growth Portfolio	3,944,932	29,981,485
International Value Portfolio	4,501,173	29,977,813
Small-Mid Cap Growth Portfolio	1,687,821	15,173,509
Small-Mid Cap Value Portfolio	2,171,432	15,590,885
U.S. Large Cap Growth Portfolio	6,275,103	51,957,850
U.S. Value Portfolio	7,987,223	51,996,821

		219,621,618

The AllianceBernstein Pooling Portfolios - Fixed Income - 13.1%
High Yield Portfolio	2,197,819	16,923,209
Intermediate Duration Bond Portfolio	1,708,211	16,330,499

		33,253,708

Total Investments - 99.5% (cost $360,233,162) (a)		252,875,326
Other assets less liabilities - 0.5%		1,175,540

Net Assets - 100.0%		$254,050,866

(a)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(107,357,836), resulting in net unrealized depreciation of $(107,357,836).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the Strategy’s total exposure to subprime investments was 0.08% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$252,875,326		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$252,875,326		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein 2030 Retirement Strategy

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.8%
The AllianceBernstein Pooling Portfolios - Equity - 90.8%
Global Real Estate Investment Portfolio	2,359,497	$15,218,755
International Growth Portfolio	3,663,870	27,845,414
International Value Portfolio	4,161,557	27,715,970
Small-Mid Cap Growth Portfolio	1,677,913	15,084,438
Small-Mid Cap Value Portfolio	2,086,764	14,982,967
U.S. Large Cap Growth Portfolio	5,951,527	49,278,644
U.S. Value Portfolio	7,486,693	48,738,371

		198,864,559

The AllianceBernstein Pooling Portfolios - Fixed Income - 9.0%
High Yield Portfolio	1,198,172	9,225,924
Intermediate Duration Bond Portfolio	1,108,504	10,597,294

		19,823,218

Total Investments - 99.8% (cost $306,125,826) (a)		218,687,777
Other assets less liabilities - 0.2%		434,413

Net Assets - 100.0%		$219,122,190

(a)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(87,438,049), resulting in net unrealized depreciation of $(87,438,049).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the Strategy’s total exposure to subprime investments was 0.06% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$218,687,777		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$218,687,777		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein 2035 Retirement Strategy

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.9%
The AllianceBernstein Pooling Portfolios - Equity - 95.1%
Global Real Estate Investment Portfolio	1,222,004	$7,881,927
International Growth Portfolio	2,693,807	20,472,935
International Value Portfolio	3,123,803	20,804,529
Small-Mid Cap Growth Portfolio	1,222,169	10,987,300
Small-Mid Cap Value Portfolio	1,578,931	11,336,728
U.S. Large Cap Growth Portfolio	4,302,836	35,627,481
U.S. Value Portfolio	5,454,999	35,512,043

		142,622,943

The AllianceBernstein Pooling Portfolios - Fixed Income - 4.8%
Intermediate Duration Bond Portfolio	749,305	7,163,355

Total Investments - 99.9% (cost $210,807,600) (a)		149,786,298
Other assets less liabilities - 0.1%		199,731

Net Assets - 100.0%		$149,986,029

(a)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(61,021,302), resulting in net unrealized depreciation of $(61,021,302).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the Strategy’s total exposure to subprime investments was 0.06% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$149,786,298		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$149,786,298		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein 2040 Retirement Strategy

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.9%
The AllianceBernstein Pooling Portfolios - Equity - 95.0%
Global Real Estate Investment Portfolio	1,027,866	$6,629,734
International Growth Portfolio	2,268,380	17,239,687
International Value Portfolio	2,576,671	17,160,631
Small-Mid Cap Growth Portfolio	1,062,515	9,552,013
Small-Mid Cap Value Portfolio	1,319,104	9,471,170
U.S. Large Cap Growth Portfolio	3,674,789	30,427,254
U.S. Value Portfolio	4,635,730	30,178,601

		120,659,090

The AllianceBernstein Pooling Portfolios - Fixed Income - 4.9%
Intermediate Duration Bond Portfolio	644,540	6,161,807

Total Investments - 99.9% (cost $170,644,474) (a)		126,820,897
Other assets less liabilities - 0.1%		157,829

Net Assets - 100.0%		$126,978,726

(a)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(43,823,577), resulting in net unrealized depreciation of $(43,823,577).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the Strategy’s total exposure to subprime investments was 0.06% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$126,820,897		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$126,820,897		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein 2045 Retirement Strategy

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.9%
The AllianceBernstein Pooling Portfolios - Equity - 95.0%
Global Real Estate Investment Portfolio	621,359	$4,007,764
International Growth Portfolio	1,396,934	10,616,700
International Value Portfolio	1,599,244	10,650,964
Small-Mid Cap Growth Portfolio	644,206	5,791,416
Small-Mid Cap Value Portfolio	801,814	5,757,024
U.S. Large Cap Growth Portfolio	2,242,110	18,564,673
U.S. Value Portfolio	2,843,233	18,509,446

		73,897,987

The AllianceBernstein Pooling Portfolios - Fixed Income - 4.9%
Intermediate Duration Bond Portfolio	397,419	3,799,329

Total Investments - 99.9% (cost $103,785,008) (a)		77,697,316
Other assets less liabilities - 0.1%		96,589

Net Assets - 100.0%		$77,793,905

(a)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(26,087,692), resulting in net unrealized depreciation of $(26,087,692).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the Strategy’s total exposure to subprime investments was 0.06% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$77,697,316		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$77,697,316		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein 2050 Retirement Strategy

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.8%
The AllianceBernstein Pooling Portfolios - Equity - 94.9%
Global Real Estate Investment Portfolio	66,706	$430,257
International Growth Portfolio	147,421	1,120,402
International Value Portfolio	168,492	1,122,156
Small-Mid Cap Growth Portfolio	69,370	623,632
Small-Mid Cap Value Portfolio	86,255	619,312
U.S. Large Cap Growth Portfolio	239,777	1,985,350
U.S. Value Portfolio	304,032	1,979,245

		7,880,354

The AllianceBernstein Pooling Portfolios - Fixed Income - 4.9%
Intermediate Duration Bond Portfolio	42,902	410,142

Total Investments - 99.8% (cost $7,252,255) (a)		8,290,496
Other assets less liabilities - 0.2%		14,379

Net Assets - 100.0%		$8,304,875

(a)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,038,241 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $1,038,241.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the Strategy’s total exposure to subprime investments was 0.06% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$8,290,496		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$8,290,496		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein 2055 Retirement Strategy

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.5%
The AllianceBernstein Pooling Portfolios - Equity - 94.6%
Global Real Estate Investment Portfolio	16,199	$104,486
International Growth Portfolio	35,698	271,308
International Value Portfolio	40,678	270,914
Small-Mid Cap Growth Portfolio	16,960	152,474
Small-Mid Cap Value Portfolio	21,086	151,400
U.S. Large Cap Growth Portfolio	58,361	483,230
U.S. Value Portfolio	73,738	480,034

		1,913,846

The AllianceBernstein Pooling Portfolios - Fixed Income - 4.9%
Intermediate Duration Bond Portfolio	10,315	98,615

Total Investments - 99.5% (cost $1,927,185) (a)		2,012,461
Other assets less liabilities - 0.5%		9,150

Net Assets - 100.0%		$2,021,611

(a)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $85,276 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $85,276.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the Strategy’s total exposure to subprime investments was 0.06% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$2,012,461		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$2,012,461		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 23, 2009